Shareholder Report, Line Graph (Details) 197726_Riverpark Strategic Income Fund_Retail Class_TSR Annual {Retail Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name											Retail Class
Accumulated Value	$ 15,059	$ 13,755	$ 12,940	$ 13,125	$ 11,570	$ 11,612	$ 11,495	$ 11,140	$ 10,508	$ 10,000	$ 16,227
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. High Yield Total Return Index
Accumulated Value	16,816	14,539	13,194	15,352	13,773	13,463	12,665	12,304	11,282	10,000	$ 18,031
ICE BofA 3-7 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 3-7 Year U.S. Treasury Index
Accumulated Value	11,260	10,323	10,201	11,473	11,674	10,905	10,032	10,207	10,295	10,000	$ 11,651
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Corporate Bond Index
Accumulated Value	$ 13,209	$ 11,573	$ 11,129	$ 13,603	$ 13,357	$ 12,386	$ 10,974	$ 11,095	$ 10,850	$ 10,000	$ 13,727